FINANCIAL INSTRUMENTS - Other Financial Assets and Other Financial Liabilities Positions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	€ 12	€ 18
Current derivatives assets	58	39
Derivative financial assets	70	57
Non-current derivatives liabilities	6	41
Current derivative liabilities	25	46
Derivatives liabilities	31	87
Other financing activities	(26)	(8)	€ 5
Aluminium and premium derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	0	3
Current derivative liabilities	14	6
Derivatives liabilities	14	9
Other commodity derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	0	0
Current derivative liabilities	0	1
Derivatives liabilities	0	1
Currency commercial derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	6	4
Current derivative liabilities	11	28
Derivatives liabilities	17	32
Currency net debt derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	0	34
Current derivative liabilities	0	11
Derivatives liabilities	0	45
Currency net debt derivatives | Forward purchase contracts versus EURO
Disclosure of detailed information about financial instruments [line items]
Nominal amount	565
Other financing activities	(32)
Aluminium and premium derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	9	1
Current derivatives assets	38	18
Derivative financial assets	47	19
Energy derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	1	0
Current derivatives assets	1	0
Derivative financial assets	2	0
Other commodity derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	0	1
Current derivatives assets	4	1
Derivative financial assets	4	2
Currency commercial derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	2	16
Current derivatives assets	14	17
Derivative financial assets	16	33
Currency net debt derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	0	0
Current derivatives assets	1	0
Derivative financial assets	1	0
Margin call
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	0	0
Current derivatives assets	0	3
Derivative financial assets	€ 0	€ 3